Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Hotchkis & Wiley Funds
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class A
Trading Symbol	HWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 90,977,162
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$90,977,162
Number of Holdings	76
Portfolio Turnover	15%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	22.8%
Health Care	15.3%
Information Technology	13.3%
Energy	12.4%
Industrials	11.2%
Consumer Discretionary	7.0%
Communication Services	6.8%
Consumer Staples	4.7%
Utilities	3.8%
Cash & Other	2.7%

Top Holdings	(% of net assets)
F5, Inc.	4.3%
Citigroup, Inc.	3.9%
Workday, Inc. - Class A	3.5%
Telefonaktiebolaget LM Ericsson	3.4%
APA Corp.	3.2%
Wells Fargo & Co.	3.0%
Elevance Health, Inc.	2.5%
Medtronic PLC	2.3%
Comcast Corp. - Class A	2.3%
General Motors Co.	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class I
Trading Symbol	HWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 90,977,162
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$90,977,162
Number of Holdings	76
Portfolio Turnover	15%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	22.8%
Health Care	15.3%
Information Technology	13.3%
Energy	12.4%
Industrials	11.2%
Consumer Discretionary	7.0%
Communication Services	6.8%
Consumer Staples	4.7%
Utilities	3.8%
Cash & Other	2.7%

Top Holdings	(% of net assets)
F5, Inc.	4.3%
Citigroup, Inc.	3.9%
Workday, Inc. - Class A	3.5%
Telefonaktiebolaget LM Ericsson	3.4%
APA Corp.	3.2%
Wells Fargo & Co.	3.0%
Elevance Health, Inc.	2.5%
Medtronic PLC	2.3%
Comcast Corp. - Class A	2.3%
General Motors Co.	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class A
Trading Symbol	HWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 378,892,192
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$378,892,192
Number of Holdings	63
Portfolio Turnover	21%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	26.3%
Health Care	15.6%
Energy	12.9%
Information Technology	10.6%
Industrials	9.8%
Communication Services	7.0%
Consumer Discretionary	6.0%
Consumer Staples	4.4%
Utilities	4.2%
Cash & Other	3.2%

Top Holdings	(% of net assets)
F5, Inc.	4.6%
Citigroup, Inc.	4.2%
APA Corp.	3.5%
Telefonaktiebolaget LM Ericsson	3.3%
Wells Fargo & Co.	3.2%
Elevance Health, Inc.	2.9%
General Motors Co.	2.7%
Comcast Corp. - Class A	2.6%
Medtronic PLC	2.6%
CVS Health Corp.	2.5%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class I
Trading Symbol	HWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 378,892,192
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$378,892,192
Number of Holdings	63
Portfolio Turnover	21%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	26.3%
Health Care	15.6%
Energy	12.9%
Information Technology	10.6%
Industrials	9.8%
Communication Services	7.0%
Consumer Discretionary	6.0%
Consumer Staples	4.4%
Utilities	4.2%
Cash & Other	3.2%

Top Holdings	(% of net assets)
F5, Inc.	4.6%
Citigroup, Inc.	4.2%
APA Corp.	3.5%
Telefonaktiebolaget LM Ericsson	3.3%
Wells Fargo & Co.	3.2%
Elevance Health, Inc.	2.9%
General Motors Co.	2.7%
Comcast Corp. - Class A	2.6%
Medtronic PLC	2.6%
CVS Health Corp.	2.5%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class Z
Trading Symbol	HWLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 378,892,192
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$378,892,192
Number of Holdings	63
Portfolio Turnover	21%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	26.3%
Health Care	15.6%
Energy	12.9%
Information Technology	10.6%
Industrials	9.8%
Communication Services	7.0%
Consumer Discretionary	6.0%
Consumer Staples	4.4%
Utilities	4.2%
Cash & Other	3.2%

Top Holdings	(% of net assets)
F5, Inc.	4.6%
Citigroup, Inc.	4.2%
APA Corp.	3.5%
Telefonaktiebolaget LM Ericsson	3.3%
Wells Fargo & Co.	3.2%
Elevance Health, Inc.	2.9%
General Motors Co.	2.7%
Comcast Corp. - Class A	2.6%
Medtronic PLC	2.6%
CVS Health Corp.	2.5%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	HWMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 416,327,211
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$416,327,211
Number of Holdings	72
Portfolio Turnover	18%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	22.0%
Energy	15.1%
Industrials	13.1%
Consumer Discretionary	12.8%
Information Technology	10.5%
Health Care	9.1%
Communication Services	4.1%
Utilities	4.0%
Materials	3.2%
Cash & Other	6.1%

Top Holdings	(% of net assets)
APA Corp.	4.4%
F5, Inc.	4.1%
Telefonaktiebolaget LM Ericsson	4.1%
Popular, Inc.	4.0%
Kosmos Energy Ltd.	3.9%
Citizens Financial Group, Inc.	3.4%
Fluor Corp.	2.9%
State Street Corp.	2.6%
Magna International, Inc.	2.5%
Olin Corp.	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class I
Trading Symbol	HWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 416,327,211
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$416,327,211
Number of Holdings	72
Portfolio Turnover	18%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	22.0%
Energy	15.1%
Industrials	13.1%
Consumer Discretionary	12.8%
Information Technology	10.5%
Health Care	9.1%
Communication Services	4.1%
Utilities	4.0%
Materials	3.2%
Cash & Other	6.1%

Top Holdings	(% of net assets)
APA Corp.	4.4%
F5, Inc.	4.1%
Telefonaktiebolaget LM Ericsson	4.1%
Popular, Inc.	4.0%
Kosmos Energy Ltd.	3.9%
Citizens Financial Group, Inc.	3.4%
Fluor Corp.	2.9%
State Street Corp.	2.6%
Magna International, Inc.	2.5%
Olin Corp.	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	HWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 416,327,211
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$416,327,211
Number of Holdings	72
Portfolio Turnover	18%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	22.0%
Energy	15.1%
Industrials	13.1%
Consumer Discretionary	12.8%
Information Technology	10.5%
Health Care	9.1%
Communication Services	4.1%
Utilities	4.0%
Materials	3.2%
Cash & Other	6.1%

Top Holdings	(% of net assets)
APA Corp.	4.4%
F5, Inc.	4.1%
Telefonaktiebolaget LM Ericsson	4.1%
Popular, Inc.	4.0%
Kosmos Energy Ltd.	3.9%
Citizens Financial Group, Inc.	3.4%
Fluor Corp.	2.9%
State Street Corp.	2.6%
Magna International, Inc.	2.5%
Olin Corp.	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class A
Trading Symbol	HWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 837,135,009
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class C
Trading Symbol	HWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.95%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 837,135,009
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class I
Trading Symbol	HWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 837,135,009
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class Z
Trading Symbol	HWSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 837,135,009
Holdings Count | $ / shares	69
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$837,135,009
Number of Holdings	69
Portfolio Turnover	22%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	21.8%
Information Technology	16.6%
Industrials	16.0%
Consumer Discretionary	11.0%
Energy	8.8%
Materials	6.2%
Communication Services	5.9%
Real Estate	4.2%
Utilities	3.5%
Cash & Other	6.0%

Top Holdings	(% of net assets)
F5, Inc.	7.1%
Avnet, Inc.	4.6%
NOV, Inc.	4.4%
Stagwell, Inc.	4.3%
Ecovyst, Inc.	3.6%
Popular, Inc.	3.5%
Jones Lang LaSalle, Inc.	3.4%
First Hawaiian, Inc.	3.4%
SLM Corp.	3.2%
Marriott Vacations Worldwide Corp.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class A
Trading Symbol	HWVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 869,491,726
Holdings Count | $ / shares	356
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$869,491,726
Number of Holdings	356
Portfolio Turnover	31%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	34.0%
Industrials	15.6%
Consumer Discretionary	13.7%
Energy	9.2%
Information Technology	6.3%
Utilities	4.7%
Materials	3.7%
Consumer Staples	3.1%
Health Care	3.0%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Patterson Cos., Inc.	0.6%
NextDecade Corp.	0.6%
Eagle Bancorp, Inc.	0.6%
Sandy Spring Bancorp, Inc.	0.5%
Brookline Bancorp, Inc.	0.5%
TXNM Energy, Inc.	0.5%
Alaska Air Group, Inc.	0.5%
Ecovyst, Inc.	0.5%
Envista Holdings Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 869,491,726
Holdings Count | $ / shares	356
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$869,491,726
Number of Holdings	356
Portfolio Turnover	31%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	34.0%
Industrials	15.6%
Consumer Discretionary	13.7%
Energy	9.2%
Information Technology	6.3%
Utilities	4.7%
Materials	3.7%
Consumer Staples	3.1%
Health Care	3.0%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Patterson Cos., Inc.	0.6%
NextDecade Corp.	0.6%
Eagle Bancorp, Inc.	0.6%
Sandy Spring Bancorp, Inc.	0.5%
Brookline Bancorp, Inc.	0.5%
TXNM Energy, Inc.	0.5%
Alaska Air Group, Inc.	0.5%
Ecovyst, Inc.	0.5%
Envista Holdings Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class Z
Trading Symbol	HWVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 869,491,726
Holdings Count | $ / shares	356
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$869,491,726
Number of Holdings	356
Portfolio Turnover	31%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Financials	34.0%
Industrials	15.6%
Consumer Discretionary	13.7%
Energy	9.2%
Information Technology	6.3%
Utilities	4.7%
Materials	3.7%
Consumer Staples	3.1%
Health Care	3.0%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Patterson Cos., Inc.	0.6%
NextDecade Corp.	0.6%
Eagle Bancorp, Inc.	0.6%
Sandy Spring Bancorp, Inc.	0.5%
Brookline Bancorp, Inc.	0.5%
TXNM Energy, Inc.	0.5%
Alaska Air Group, Inc.	0.5%
Ecovyst, Inc.	0.5%
Envista Holdings Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class A
Trading Symbol	HWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 36,266,553
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,266,553
Number of Holdings	64
Portfolio Turnover	18%

Holdings [Text Block]

Geographic Breakdown	(% of net assets)
United States	55.7%
United Kingdom	8.4%
France	7.7%
Netherlands	7.1%
Germany	6.7%
Sweden	3.7%
Canada	1.8%
South Korea	1.7%
Australia	1.4%
Cash & Other	5.8%

Top Holdings	(% of net assets)
F5, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	3.7%
Workday, Inc. - Class A	3.4%
Siemens AG	3.3%
Elevance Health, Inc.	3.0%
WPP PLC	2.6%
Alphabet, Inc. - Class A	2.6%
Medtronic PLC	2.6%
Comcast Corp. - Class A	2.5%
American International Group, Inc.	2.3%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class I
Trading Symbol	HWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 36,266,553
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,266,553
Number of Holdings	64
Portfolio Turnover	18%

Holdings [Text Block]

Geographic Breakdown	(% of net assets)
United States	55.7%
United Kingdom	8.4%
France	7.7%
Netherlands	7.1%
Germany	6.7%
Sweden	3.7%
Canada	1.8%
South Korea	1.7%
Australia	1.4%
Cash & Other	5.8%

Top Holdings	(% of net assets)
F5, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	3.7%
Workday, Inc. - Class A	3.4%
Siemens AG	3.3%
Elevance Health, Inc.	3.0%
WPP PLC	2.6%
Alphabet, Inc. - Class A	2.6%
Medtronic PLC	2.6%
Comcast Corp. - Class A	2.5%
American International Group, Inc.	2.3%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Value Fund
Class Name	Class I
Trading Symbol	HWNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 3,465,532
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,465,532
Number of Holdings	56
Portfolio Turnover	12%

Holdings [Text Block]

Geographic Breakdown	(% of net assets)
United Kingdom	19.6%
France	16.1%
Netherlands	15.6%
Germany	10.7%
United States	7.7%
Japan	6.0%
Sweden	5.1%
Canada	4.7%
Australia	3.4%
Cash & Other	11.1%

Top Holdings	(% of net assets)
Telefonaktiebolaget LM Ericsson - Class B	5.1%
Siemens AG	4.3%
Accor SA	3.4%
Babcock International Group PLC	3.3%
Henkel AG & Co. KGaA	3.2%
Airbus SE	3.1%
Heineken Holding NV	3.0%
WPP PLC	2.9%
Lloyds Banking Group PLC	2.8%
Qantas Airways Ltd.	2.7%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 4,551,918
Holdings Count | $ / shares	282
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,551,918
Number of Holdings	282
Portfolio Turnover	36%

Holdings [Text Block]

Geographic Breakdown	(% of net assets)
Japan	32.3%
United Kingdom	12.8%
Canada	8.9%
Australia	6.6%
Italy	6.0%
France	4.7%
Germany	3.8%
Switzerland	2.8%
Norway	2.7%
Cash & Other	19.4%

Top Holdings	(% of net assets)
Gakujo Co. Ltd.	0.6%
CI Financial Corp.	0.6%
Card Factory PLC	0.6%
OKUMA Corp.	0.6%
Mayr Melnhof Karton AG	0.6%
Trigano SA	0.6%
AIXTRON SE	0.6%
Suruga Bank Ltd.	0.5%
Rion Co. Ltd.	0.5%
Hyakujushi Bank Ltd.	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class A
Trading Symbol	HWAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 653,388,569
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class C
Trading Symbol	HWACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.93%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 653,388,569
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class I
Trading Symbol	HWAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 653,388,569
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class Z
Trading Symbol	HWAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 653,388,569
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$653,388,569
Number of Holdings	70
Portfolio Turnover	34%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Information Technology	23.2%
Industrials	18.0%
Financials	12.8%
Energy	10.3%
Communication Services	8.8%
Health Care	8.4%
Materials	6.9%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Cash & Other	3.9%

Top Holdings	(% of net assets)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.7%
Workday, Inc. - Class A	4.6%
Siemens AG	3.7%
Philip Morris International, Inc.	3.4%
Siemens AG	3.2%
U-Haul Holding Co.	3.0%
Microsoft Corp.	2.9%
Elevance Health, Inc.	2.9%
NOV, Inc.	2.8%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class A
Trading Symbol	HWHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 875,443,879
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$875,443,879
Number of Holdings	212
Portfolio Turnover	16%

Holdings [Text Block]

Security Type Breakdown	(% of net assets)
Corporate Bonds	90.5%
Bank Loans	5.0%
Convertible Bonds	1.1%
Common Stocks	0.9%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.5%
Carnival Corp.	1.7%
Authentic Brands Group LLC	1.1%
TK Elevator Holdco GmbH	1.0%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
TransDigm, Inc.	0.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Iracore Holdings Corp.	0.8%
NOVA Chemicals Corp.	0.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class I
Trading Symbol	HWHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 875,443,879
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$875,443,879
Number of Holdings	212
Portfolio Turnover	16%

Holdings [Text Block]

Security Type Breakdown	(% of net assets)
Corporate Bonds	90.5%
Bank Loans	5.0%
Convertible Bonds	1.1%
Common Stocks	0.9%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.5%
Carnival Corp.	1.7%
Authentic Brands Group LLC	1.1%
TK Elevator Holdco GmbH	1.0%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
TransDigm, Inc.	0.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Iracore Holdings Corp.	0.8%
NOVA Chemicals Corp.	0.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class Z
Trading Symbol	HWHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Net Assets	$ 875,443,879
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$875,443,879
Number of Holdings	212
Portfolio Turnover	16%

Holdings [Text Block]

Security Type Breakdown	(% of net assets)
Corporate Bonds	90.5%
Bank Loans	5.0%
Convertible Bonds	1.1%
Common Stocks	0.9%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.5%
Carnival Corp.	1.7%
Authentic Brands Group LLC	1.1%
TK Elevator Holdco GmbH	1.0%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
TransDigm, Inc.	0.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%
Iracore Holdings Corp.	0.8%
NOVA Chemicals Corp.	0.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
HW Opportunities MP Fund [Member]
Shareholder Report [Line Items]
Fund Name	HW Opportunities MP Fund
Class Name	HW Opportunities MP Fund
Trading Symbol	HOMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the HW Opportunities MP Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/HOMPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/HOMPX for more recent performance information.
Net Assets	$ 61,300,723
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$61,300,723
Number of Holdings	47
Portfolio Turnover	51%

Holdings [Text Block]

Sector Breakdown	(% of net assets)
Industrials	38.7%
Communication Services	15.4%
Materials	11.9%
Energy	8.4%
Financials	7.8%
Information Technology	5.4%
Consumer Discretionary	4.1%
Health Care	4.1%
Consumer Staples	2.0%
Cash & Other	2.2%

Top Holdings	(% of net assets)
Siemens AG	8.1%
U-Haul Holding Co.	6.6%
Stagwell, Inc.	6.5%
Ecovyst, Inc.	6.2%
Siemens AG	5.4%
Qantas Airways Ltd.	5.4%
NOV, Inc.	4.6%
Stanley Black & Decker, Inc.	4.4%
Randstad NV	3.9%
Microsoft Corp.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/HOMPX
Accountant Change Statement [Text Block]
The Fund commenced operations following the completion of the reorganization of the HW Opportunities MP Fund, a series of Series Portfolio Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on December 15, 2023 (the “Reorganization”). During the Fund’s two most recent fiscal years, as a result of the Reorganization after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Dec. 15, 2023